Lord Abbett Developing Growth Fund, Inc.

90 Hudson Street

Jersey City, New Jersey 07302-3973

December 5, 2011

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549-4720

Re:	Lord Abbett Developing Growth Fund (the “Registrant”)

1933 Act File No. 002-62797

1940 Act File No. 811-02871

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 47 to the Above-referenced Registrant’s Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the SEC on November 22, 2011.

Any communications relating to this filing should be directed to the undersigned at (201) 827-2577.

Very truly yours,

/s/ Judy Krebs
Judy Krebs
Paralegal
Lord, Abbett & Co. LLC